Other assets - Deferred financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred financing costs [Abstract]
Cost	$ 1,575	$ 821
Accumulated Amortization	397	114
Net Book Value	1,178	707
Payments of financing fees	848	2,982
Amortization of deferred financing costs	539	797
Revolver
Deferred financing costs [Abstract]
Payments of financing fees	754	840
Amortization of deferred financing costs	$ 283	$ 453